Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Details of subsidiaries
Name of company	Place of incorporation	Particular of issued and fully paid up capital	Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activities

True Silver Limited	British Virgin Islands	US$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holdings Co. Ltd	PRC	RMB3,000,000	100%	-	100%	Investment holding

Hubei Chutian Microfinance Co., Ltd	PRC	RMB450,000,000	80%	-	80%	Microfinance lenders

Disclosure of estimated useful lives of property and equipment
Estimated useful life
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3 years